Note Receivable (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable [Roll Forward]
Beginning balance	$ 8,547	[1]	$ 0
Originated loans	5,636	[1]
Acquired loans	0	[1]
Collections	(363)	[1]
Forgiveness/amortization	(573)	[1]
Accretion	6	[1]
Allowance	17	[1]
Ending balance	13,270	[1]	0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	441	[1]	0
Provision for bad debt	0	[1]
Charge off - net of recoveries	(17)	[1]
Total change	(17)	[1]
Ending balance	424	[1]	0
Forgivable Loans
Financing Receivable [Roll Forward]
Ending balance	11,100
Payback Loans
Financing Receivable [Roll Forward]
Ending balance	$ 2,200

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.